Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2020
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,577)	$ (1,510)	$ (1,577)	$ (1,876)
NII Sensitivity	2,073	2,101	2,073	1,926
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	244	329	244	277
NII Sensitivity	$ (1,134)	$ (927)	(1,134)	$ (872)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity			66
NII Sensitivity			1,087
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity			(133)
NII Sensitivity			(744)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity			(1,643)
NII Sensitivity			986
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity			377
NII Sensitivity			$ (390)